UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21633

Cohen & Steers Dividend Majors Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 97.2%
BASIC MATERIALS 1.1%
Alcoa	26,400	$193,776
Archer-Daniels-Midland Co.	14,600	405,588
Dow Chemical Co.	22,900	193,047
Praxair	6,100	410,469
		1,202,880
CONSUMER—CYCLICAL 3.8%
APPAREL 0.7%
NIKE	17,300	811,197

AUTO PARTS EQUIPMENT 0.2%
Johnson Controls	16,200	194,400

MEDIA 0.7%
The Walt Disney Co.	44,400	806,304

RETAIL 2.0%
Nordstrom	11,900	199,325
Wal-Mart Stores	38,900	2,026,690
		2,226,015
TOYS/GAMES/HOBBIES 0.2%
Mattel	17,000	196,010
TOTAL CONSUMER—CYCLICAL		4,233,926
CONSUMER—NON-CYCLICAL 12.0%
AGRICULTURE 3.0%
Altria Group	132,300	2,119,446
Monsanto Co.	14,500	1,204,950
		3,324,396
BEVERAGE 1.8%
PepsiCo	39,000	2,007,720

COSMETICS/PERSONAL CARE 2.8%
Colgate-Palmolive Co.	13,700	808,026

	Number
	of Shares	Value
Procter & Gamble Co.	46,800	$2,203,812
		3,011,838
FOOD 0.7%
Kraft Foods	36,200	806,898

RESTAURANT 2.2%
McDonald’s Corp.	44,300	2,417,451

RETAIL 1.5%
Costco Wholesale Corp.	8,700	402,984
Shoppers Drug Mart Corp. (Canada)	34,300	1,179,062
		1,582,046
TOTAL CONSUMER—NON-CYCLICAL		13,150,349
ENERGY 10.1%
OIL & GAS 7.5%
Apache Corp.	12,100	775,489
Chevron Corp.	32,700	2,198,748
Devon Energy Corp.	34,301	1,532,912
Exxon Mobil Corp.	35,300	2,403,930
Marathon Oil Corp.	52,900	1,390,741
		8,301,820
OIL & GAS REFINING & MARKETING 0.4%
Valero Energy Corp.	21,600	386,640

OIL & GAS SERVICES 2.2%
Schlumberger Ltd.	40,900	1,661,358
Transocean Ltd.(a)	12,900	759,036
		2,420,394
TOTAL ENERGY		11,108,854
FINANCIAL 8.2%
BANK 3.0%
Bank of America Corp.	55,600	379,192
Bank of New York Mellon Corp.	21,800	615,850
Toronto-Dominion Bank (Canada)	23,100	796,261

	Number
	of Shares	Value
US Bancorp	53,700	$784,557
Wells Fargo & Co.	51,800	737,632
		3,313,492
DIVERSIFIED FINANCIAL SERVICES 2.9%
BlackRock	7,800	1,014,312
Goldman Sachs Group	7,400	784,548
JPMorgan Chase & Co.	51,500	1,368,870
		3,167,730
INSURANCE 2.3%
HCC Insurance Holdings	48,800	1,229,272
MetLife	41,800	951,786
Power Corp. (Canada)	26,100	406,778
		2,587,836
TOTAL FINANCIAL		9,069,058
HEALTH CARE 11.0%
HEALTHCARE PRODUCTS 7.8%
Becton Dickinson & Co.	36,100	2,427,364
Covidien Ltd.	37,400	1,243,176
Johnson & Johnson	46,100	2,424,860
Medtronic	82,700	2,437,169
		8,532,569
PHARMACEUTICAL 3.2%
Abbott Laboratories	50,395	2,403,842
Pfizer	86,300	1,175,406
		3,579,248
TOTAL HEALTH CARE		12,111,817
INDUSTRIAL 7.1%
AEROSPACE & DEFENSE 4.9%
Boeing Co.	22,000	782,760
General Dynamics Corp.	33,700	1,401,583
L-3 Communications Holdings	11,900	806,820
Lockheed Martin Corp.	20,700	1,428,921

	Number
	of Shares	Value
United Technologies Corp.	23,500	$1,010,030
		5,430,114
DIVERSIFIED MANUFACTURING 1.1%
General Electric Co.	116,300	1,175,793

ENVIRONMENTAL CONTROL 0.2%
Waste Management	8,000	204,800

TRANSPORTATION 0.9%
Norfolk Southern Corp.	12,200	411,750
United Parcel Service	12,300	605,406
		1,017,156
TOTAL INDUSTRIAL		7,827,863
MATERIALS—METALS & MINING 0.4%
Cameco Corp.	22,900	391,414

REAL ESTATE 24.7%
DIVERSIFIED 1.7%
Brookfield Properties Corp.	192,750	1,106,385
Douglas Emmett	95,000	702,050
		1,808,435
HEALTH CARE 2.7%
HCP	75,092	1,340,392
Ventas	70,399	1,591,721
		2,932,113
INDUSTRIAL 2.9%
AMB Property Corp.	140,589	2,024,482
EastGroup Properties	42,300	1,187,361
		3,211,843
OFFICE 3.9%
Boston Properties	70,000	2,452,100
Mack-Cali Realty Corp.	92,600	1,834,406
		4,286,506

	Number
	of Shares	Value
RESIDENTIAL—APARTMENT 4.6%
American Campus Communities	88,900	$1,543,304
AvalonBay Communities	35,703	1,680,183
Essex Property Trust	32,300	1,852,082
		5,075,569
SELF STORAGE 3.1%
Public Storage	62,300	3,442,075

SHOPPING CENTER 4.2%
COMMUNITY CENTER 1.5%
Federal Realty Investment Trust	18,700	860,200
Regency Centers Corp.	31,200	828,984
		1,689,184
REGIONAL MALL 2.7%
Simon Property Group	84,247	2,918,316
TOTAL SHOPPING CENTER		4,607,500
SPECIALTY 1.6%
Digital Realty Trust	53,100	1,761,858
TOTAL REAL ESTATE		27,125,899
TECHNOLOGY 13.3%
COMPUTERS 2.8%
Hewlett-Packard Co.	25,200	807,912
International Business Machines Corp.	22,800	2,209,092
		3,017,004
INTERNET SERVICE PROVIDER 0.5%
Google(a)	1,700	591,702

IT SERVICES 0.7%
Automatic Data Processing	22,800	801,648

SEMICONDUCTORS 2.6%
Intel Corp.	66,900	1,006,845

	Number
	of Shares	Value
Microchip Technology	57,600	$1,220,544
Texas Instruments	36,400	600,964
		2,828,353
SOFTWARE 2.9%
Microsoft Corp.	109,200	2,006,004
Oracle Corp.(a)	67,200	1,214,304
		3,220,308
TELECOMMUNICATION EQUIPMENT 3.8%
Corning	103,400	1,372,118
Harris Corp.	48,900	1,415,166
QUALCOMM	36,300	1,412,433
		4,199,717
TOTAL TECHNOLOGY		14,658,732
TELECOMMUNICATIONS 2.6%
AT&T	80,000	2,016,000
Verizon Communications	26,700	806,340
		2,822,340
UTILITIES 2.9%
ELECTRIC—INTEGRATED 2.2%
Exelon Corp.	18,400	835,176
FPL Group	31,400	1,592,922
		2,428,098
MULTI UTILITIES 0.7%
Sempra Energy	17,500	809,200
TOTAL UTILITIES		3,237,298
TOTAL COMMON STOCK (Identified cost—$121,877,013)		106,940,430

		Number of Shares	Value
SHORT-TERM INVESTMENTS 4.1%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.09%(b)		560,093	$560,093
Federated U.S. Treasury Cash Reserves Fund, 0.01%(b)		3,340,007	3,340,007
Fidelity Institutional Money Market Treasury Only Fund, 0.26%(b)		560,249	560,249

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,460,349)			4,460,349

TOTAL INVESTMENTS (Identified cost—$126,337,362)	101.3%		111,400,779

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)%		(1,380,880)

NET ASSETS (Equivalent to $8.65 per share based on 12,721,550 shares of common stock outstanding)	100.0%		$110,019,899

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven day yield of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$111,400,779	$106,940,430	$4,460,349	$—

Note 2. Derivative Investments: The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires funds to disclose information intended to enable financial statement users to understand how and why the fund uses derivative instruments, how derivative instruments are accounted for under FAS 133 and how derivative instruments affect the company’s financial position, results of operations, and cash flows. All changes to the disclosures required in this report have been made in accordance with FAS 161.

Options: The Fund may write covered call options on an index or a security with the intention of earning option premiums. Option premiums generate current income and may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received. Premiums received from writing options which are exercised or are closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Note 3. Income Tax Information

As of March 31, 2009, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$2,247,117
Gross unrealized depreciation	(17,183,700)
Net unrealized depreciation	$(14,936,583)

Cost for federal income tax purposes	$126,337,362

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

By:	/s/ Adam M. Derechin

Name:

Adam M. Derechin

	Title:	President

	Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza

Name:

Adam M. Derechin

Name:

James Giallanza

	Title:	President and principal executive officer		Title:	Treasurer and principal financial officer

	Date:	May 28, 2009